Consolidated statement of changes in equity - GBP (£) £ in Millions	Shareholders' equity Implementation of IAS 29 - Hyperinflation IAS 29	Shareholders' equity Restated IAS 29	Shareholders' equity	Share capital Restated IAS 29	Share capital	Other reserves Restated IAS 29	Other reserves	Retained earnings Implementation of IAS 29 - Hyperinflation IAS 29	Retained earnings Restated IAS 29	Retained earnings	Non-controlling interests Restated IAS 29	Non-controlling interests	Implementation of IAS 29 - Hyperinflation IAS 29	Restated IAS 29	Total
Beginning Balance at Dec. 31, 2022			£ 16,331		£ 92		£ (10,491)			£ 26,730		£ 126			£ 16,457
Profit after tax			687							687		43			730
Other comprehensive income/(expenses)			(383)				(394)			11		(9)			(392)
Total comprehensive (expenses)/income			304				(394)			698		34			338
Distributions to non-controlling interests												(43)			(43)
Dividends to equity shareholders			(222)							(222)					(222)
Share based incentive plans			36							36					36
Other			1							1					1
Ending Balance at Jun. 30, 2023			16,450		92		(10,885)			27,243		117			16,567
Beginning Balance at Dec. 31, 2023	£ 9	£ 16,615	16,606	£ 92	92	£ (10,960)	(10,960)	£ 9	£ 27,483	27,474	£ 123	123	£ 9	£ 16,738	16,729
Profit after tax			726							726		28			754
Other comprehensive income/(expenses)			(85)				(91)			6		(2)			(87)
Total comprehensive (expenses)/income			641				(91)			732		26			667
Distributions to non-controlling interests												(42)			(42)
Dividends to equity shareholders			(388)							(388)					(388)
Share based incentive plans			49							49					49
Shares transferred to employees							33			(33)
Repurchase of ordinary shares and capital reduction			(317)		(1)		1			(317)					(317)
Ending Balance at Jun. 30, 2024			£ 16,600		£ 91		£ (11,017)			£ 27,526		£ 107			£ 16,707